Intangible assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible assets
13.	Intangible assets

13.1.	By class of assets

		Software

	Rights and Concessions	Acquired	Developed in-house	Goodwill	Total
Balance at January 1, 2017	2,678	68	306	220	3,272
Addition	935	16	61	-	1,012
Capitalized borrowing costs	-	-	4	-	4
Write-offs	(81)	-	(2)	-	(83)
Transfers	(1,656)	2	-	-	(1,654)
Amortization	(20)	(29)	(101)	-	(150)
Impairment recognition	(33)	-	-	-	(33)
Cumulative translation adjustment	(22)	-	(4)	(2)	(28)
Balance at December 31, 2017	1,801	57	264	218	2,340
Cost	2,006	496	1,225	218	3,945
Accumulated amortization	(205)	(439)	(961)	-	(1,605)
Balance at December 31, 2017	1,801	57	264	218	2,340
Addition	841	35	50	-	926
Capitalized borrowing costs	-	-	4	-	4
Write-offs	(15)	-	-	-	(15)
Transfers	(42)	6	-	14	(22)
Amortization	(14)	(23)	(75)	-	(112)
Cumulative translation adjustment	(241)	(8)	(38)	(29)	(316)
Balance at December 31, 2018	2,330	67	205	203	2,805
Cost	2,549	487	1,105	203	4,344
Accumulated amortization	(219)	(420)	(900)	-	(1,539)
Balance at December 31, 2018	2,330	67	205	203	2,805
Estimated useful life in years	(*)	5	5	Indefinite

(*) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.

On March 29, 2018, the Company acquired seven offshore blocks in the fifteenth round of bids under the concession regime. The Company will be the operator in two blocks located in Campos basin, which were acquired in partnership with Exxon and Equinor. Another two blocks within Campos basin were acquired in partnership with Exxon and Qatar Petroleum and will be operated by ExxonMobil. The other three blocks are located in Potiguar basin, of which two were acquired in partnership with Shell and will be operated by the Company, and one was totally acquired by Company. The total amount of the signature bonus paid by the Company in August 2018 was US$ 559.

In 2018, the Company paid US$ 271 as signature bonus related to the production sharing contract, as set out in note 13.3.

At December 31, 2018, no impairment was identified on goodwill.

13.2.	Exploration rights returned to the Brazilian Agency of Petroleum, Natural Gas and Biofuels - Agência Nacional de Petróleo, Gás Natural e Biocombustíveis (ANP)

Exploration areas returned to the ANP in 2018, totaling US$ 6 (US$ 3 in 2017) are set out below:

Area	Exploratory phase
	Exclusive	Partnership
Sergipe-Alagos basin	5	–
Espirito Santo basin	2	–
Barreirinhas basin	1	–

13.3.	Exploration rights - production sharing contract

Following the first pre-salt public auction held in October, 2013, the Libra consortium, composed of Petrobras, Shell , Total, CNPC , CNOOC and the Pré-Sal Petróleo S.A. (PPSA) as the manager of the agreement, entered into a production sharing contract with the Federal Government on December 2, 2013. The signature bonus (acquisition cost) of US$ 6,589 was paid by the consortium. The Company paid US$ 2,636 relating to its share of the acquisition cost paid by the consortium, initially recognized in its intangible assets as Rights and Concessions.

On November 30, 2017, ANP was informed about the declaration of commerciality of the Northwest area of Libra, confirming the potential of the area and its economic viability. In total, twelve wells have been drilled in Libra block, of which nine in the Northwest area. Following the declaration of commerciality, the Northwest area of Libra is now named Mero field (Campo de Mero). The results confirmed oil reservoirs at thickness of up to 410 meters with high porosity and permeability. The production tests confirmed the high productivity and oil quality of these reservoirs. Following this declaration of commerciality, US$ 1,614 was transferred to property, plant and equipment with respect to a portion of the signature bonus relating to the Northwest area of Libra

The Ministry of Mines and Energy granted to the consortium an extension of the exploration phase by 27 months to the Central and Southeast areas of the block, where new assessments will be performed to evaluate the economic viability of these areas. The portion of the signature bonus pertaining to these areas amounts to US$ 196 at December 31, 2018.

On October 27, 2017, the Company acquired three offshore blocks in the second and third rounds of bids under the production sharing regime, in partnership with Shell, British Petroleum (BP), Repsol and CNODC Brasil Petróleo e Gás. The total amount of signature bonus payed by the Company was US$ 351. The contracts were signed on January 31, 2018.

On June 7, 2018, the Company acquired three offshore blocks (Uirapuru, Dois Irmãos and Três Marias) in partnership with other companies through the 4th ANP Bidding Round under the production-sharing regime. The Company will be the operator of all these blocks and the total amount of the signature bonus paid by the Company in September 2018 was US$ 254.

On September 28, 2018, the Company acquired the Sudoeste de Tartaruga Verde block through the 5th ANP Bidding Round under the production-sharing regime. The Company offered the minimum profit oil set forth in this bidding and a bonus of US$ 17 was paid in November 2018.

13.4.	Service concession agreement - Distribution of piped natural gas

As of December 31, 2018, intangible assets include service concession agreements related to piped natural gas distribution in Brazil, in the amount of US$ 145 (US$ 171 in 2017), maturing between 2029 and 2043, which may be renewed. According to the distribution agreements, service is provided to customers in the industrial, residential, commercial, automotive, air conditioning and transport sectors, among others.

The consideration receivable is a factor of a combination of operating costs and expenses, and return on capital invested. The rates charged for gas distribution are subject to periodic reviews by the state regulatory agency.

The agreements establish an indemnity clause for investments in assets which are subject to return at the end of the service agreement, to be determined based on evaluations and appraisals.

On February 2, 2016, the state of Espírito Santo enacted Law No. 10,493/2016 under which the service concession agreements related to piped natural gas distribution are considered ineffective pursuant to Brazilian Federal Law 8,987/1995. The law states that a bidding process is required for this concession, or the establishment of a state-run company to provide this service, which would receive compensation pursuant to this law. This was appealed by the Company.

Accordingly, the Company entered into an agreement with the State of Espírito Santo, through a Memorandum of Understanding signed on August 12, 2016, aiming to evaluate the establishment of a state-run company of that state, to provide the public service of distributing piped natural gas. The evaluation is ongoing as of December 31, 2018.

This concession is accounted for as intangible assets totaling US$ 81 as of December 31, 2018 (US$ 82 as of December 31, 2017) and the Company has not recognized any provision on this matter based on indemnity established by law.